Income tax - Summary of Tax Loss Carry-forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Major components of tax expense (income) [abstract]
Tax loss carry-forwards, Less than 5 years	$ 4,655
Tax loss carry-forwards, Unlimited	942,816
Tax loss carry-forwards	$ 947,471